Income Taxes	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Income Taxes	Income Taxes
As discussed in Note 2 - Summary of Significant Accounting Policies, the Company operates in compliance with REIT requirements for federal income tax purposes. It is management’s intention to adhere to these requirements and maintain the Company’s REIT status. Most states where we operate conform to the federal rules recognizing REITs. The Operating Partnership is a regarded partnership under federal tax law, and the Operating Partnership’s accompanying Consolidated Financial Statements include the related provision balances for federal income taxes. A provision for taxes of the TRSs and of foreign branches of the REIT is included in our Consolidated Financial Statements.
The unremitted earnings and basis of certain foreign subsidiaries are indefinitely reinvested. If our plans change in the future or if we elect to repatriate the unremitted earnings of our foreign subsidiaries, we would be subject to additional income taxes which could result in a higher effective tax rate. With respect to the foreign subsidiaries owned directly or indirectly by the REIT or Operating Partnership, any unremitted earnings would not be subject to additional U.S. income tax because the REIT would distribute 100% of such earnings or would receive a participation exemption.
The GILTI provisions of the TCJA impose a tax on the income of certain foreign subsidiaries in excess of a specified return on tangible assets used by the foreign companies. The Company continues to account for the GILTI inclusion as a period cost and thus has not recorded any deferred tax liability associated with GILTI. There was no material taxable deemed dividend estimated or recorded for the Company for 2025, 2024 and 2023.
The international tax framework introduced by the OECD under its Pillar 2 initiative includes a global minimum tax of 15%. Legislation adopting these provisions has been enacted in certain jurisdictions where the Company operates and is effective for the Company's 2024 and 2025 year end. The Company has assessed this legislation, and the Pillar 2 provisions do not have a material impact on the Company’s tax expense.
The following is a summary of the loss from continuing operations before income taxes for the years ended December 31, 2025, 2024 and 2023 in the U.S. and foreign operations:

	Years Ended December 31,
	2025	2024	2023
Loss from continuing operations before income taxes	(In thousands)
U.S.	$(87,139)	$(19,509)	$(35,662)
Foreign	(48,594)	(83,668)	(292,427)
Total loss from continuing operations before income taxes	$(135,733)	$(103,177)	$(328,089)
The benefit (expense) for income taxes from continuing operations for the years ended December 31, 2025, 2024 and 2023 is as follows:

	Years Ended December 31,
	2025	2024	2023
	(In thousands)
Current:
U.S. federal	$(286)	$57	$(9)
State	(560)	(736)	(3,318)
Foreign	(5,287)	(4,103)	(5,181)
Total current income tax	(6,133)	(4,782)	(8,508)

Deferred:
U.S. federal	13,684	(4,615)	(1,264)
State	2,956	(1,524)	347
Foreign	9,944	19,349	11,698
Total deferred income tax	26,584	13,210	10,781
Total income tax benefit from continuing operations	$20,451	$8,428	$2,273
Income tax benefit attributable to loss from continuing operations before income taxes differs from the amounts computed by applying the U.S. statutory federal income tax rate of 21% to loss from continuing operations before income taxes.
The reconciliation between the statutory rate and reported amount for the year ended December 31, 2025 pursuant to the disclosure requirement of ASU 2023 -09 is as follows:

	Year Ended December 31, 2025
	Amount (In thousands)	Percentage
Income taxes from continuing operations at the statutory rate	$28,504	21.00%
State Income taxes, net of federal income tax benefit(1)	2,446	1.80%
Foreign Tax Effects:
Netherlands
Changes in Valuation Allowance	(5,026)	(3.70)%
Other(2)	2,426	1.79%
Spain
Changes in Valuation Allowance	(1,862)	(1.37)%
Other	161	0.12%
Other Foreign Jurisdictions	(1,246)	(0.92)%
Nontaxable or Nondeductible Items
Earnings from REIT - not subject to tax	(22,089)	(16.27)%
Equity awards	(2,094)	(1.54)%
Other	(423)	(0.31)%
Other Adjustments
Internal restructuring	19,536	14.39%
Other	118	0.08%
Total	$20,451	15.07%
(1)State and local taxes in New Jersey comprise the majority of this category.
(2)5% threshold is met at the jurisdiction level in total, but not for any individual reconciling items of the same nature within that jurisdiction.
Below is the reconciliation between the statutory rate and reported amount for the years ended December 31, 2024 and 2023 prior to the adoption of ASU 2023-09:

	Years Ended December 31,
	2024	2023
	(In thousands)
Income tax benefit from continuing operations at statutory rates	$21,667	$68,899
Earnings from REIT - not subject to tax	(7,683)	(6,612)
State income taxes, net of federal income tax benefit	(2,488)	(2,616)
Foreign income taxed at different rates	2,622	11,432
Change in valuation allowance	(5,523)	(10,619)
Goodwill Impairment	—	(57,436)
Non-deductible expenses	(2,188)	(1,243)
Other	2,021	468
Total	$8,428	$2,273
The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities as of December 31, 2025 and 2024 are as follows:

	Years Ended December 31,
	2025	2024
	(In thousands)
Deferred tax assets:
Net operating loss and credits carryforwards	$79,168	$67,765
Accrued expenses	31,768	33,087
Share-based compensation	3,068	3,132
Lease obligations	23,284	14,244
Other assets	76	2,442
Total gross deferred tax assets	137,364	120,670
Less: valuation allowance	(25,008)	(14,430)
Total net deferred tax assets	112,356	106,240

Deferred tax liabilities:
Intangible assets and goodwill	(75,325)	(71,420)
Property, buildings and equipment	(106,025)	(132,646)
Lease right-of-use assets	(23,903)	(14,479)
Other liabilities	(5,169)	(3,315)
Total gross deferred tax liabilities	(210,422)	(221,860)
Net deferred tax liability	$(98,066)	$(115,620)
Disclosed below is a summary of income taxes paid by jurisdiction pursuant to the disclosure requirements of ASU 2023-09 for the year ended December 31, 2025:

Year Ended December 31, 2025
(In thousands)
U.S. federal	$654
State	1,332
Foreign	3,865
Total	$5,851
Income tax paid (net of refund received) exceeds 5% of total income taxes paid (net of refunds) in the following jurisdictions:
State:
Texas	673
Foreign:
Argentina	528
Austria	752
Australia	1,057
Canada	(317)
New Zealand	1,723
As of December 31, 2025, the U.S. TRS has gross U.S. federal net operating loss carryforwards of approximately $30.9 million with no expiration, but can only be used to offset up to 80% of future taxable income annually. These losses are subject to an annual limitation under Internal Revenue Code (IRC) section 382 as a result of our IPO and a subsequent ownership change that occurred in March of 2019; however, the limitation should not impair the Company’s ability to utilize the losses. The Company has $78.7 million in REIT U.S. federal net operating loss carryforwards which were obtained through acquisitions. These losses are also subject to an annual limitation under IRC section 382; no deferred tax value has been recorded as they can only be used to reduce required distributions to stockholders, of which none has been used for this purpose.
The Company has gross state net operating loss carryforwards of approximately $36.9 million from its TRSs, of which $28.5 million will expire at various times between 2028 and 2045. The remaining $8.4 million was generated after 2017 and have no expiration.
The Company has gross foreign net operating loss carryforwards of approximately $144.1 million, of which $24.9 million will expire at various times between 2026 and 2041. The remaining $119.2 million can be carried forward indefinitely.
Annually we consider whether it is more-likely-than-not that the deferred tax assets will be realized. In making this assessment, we consider recent operating results, the expected scheduled reversal of deferred tax liabilities, projected future taxable benefits and tax planning strategies.
The Company’s policy is to accrue for interest and penalties related to unrecognized tax benefits as a component of income tax expense.
As of December 31, 2025, the Company is generally no longer subject to U.S. federal, state, local, or foreign examinations by tax authorities for years before 2020. However, for U.S. income tax purposes, the 2012, 2013, and 2016 remain open, to the extent that net operating losses were generated in those years and continue to be subject to adjustments from taxing authorities in the tax year they are utilized.